DEFERRED TAX ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2025
Disclosure Of Deferred Tax Assets And Liabilities [Abstract]
DEFERRED TAX ASSETS AND LIABILITIES
14.	DEFERRED TAX ASSETS AND LIABILITIES

Recognised deferred tax assets and liabilities

Deferred tax assets and liabilities of the Group are attributable to the following:

	Assets		Liabilities		Net
	2025 US$’000	2024 US$’000	2025 US$’000	2024 US$’000	2025 US$’000	2024 US$’000
Property, plant and equipment	601	224	-	-	601	224
Intangible assets	-	-	(4,140)	(3,001)	(4,140)	(3,001)
Inventories	679	776	-	-	679	776
Provisions	1,424	1,414	-	-	1,424	1,414
Tax value of loss carry-forwards	1,025	1,026	-	-	1,025	1,026
Other items	195	113	(527)	(1,560)	(332)	(1,447)

Deferred tax assets/(liabilities)	3,924	3,553	(4,667)	(4,561)	(743)	(1,008)

The deferred tax asset at December 31, 2025 is mainly due to deductible temporary differences relating to provisions and loss carry-forwards in 2025, the deferred tax asset increased by US$0.4 million mainly due to an increase in deductible temporary differences principally attributable to imputed interest provisions.

The deferred tax liability is caused by the net book value of non-current assets being greater than the tax written down value of non-current assets, temporary differences due to the acceleration of the recognition of certain charges in calculating taxable income permitted in Ireland and the US. The deferred tax liability increased by US$0.1 million in 2025, principally because of temporary differences in relation to acquired intangible assets.

Deferred tax assets and liabilities are only offset when the entity has a legally enforceable right to set off current tax assets against current tax liabilities and where the intention is to settle current tax liabilities and assets on a net basis or to realise the assets and settle the liabilities simultaneously. At December 31, 2025 and at December 31, 2024 no deferred tax assets and liabilities are offset as it is not certain as to whether there is a legally enforceable right to set off current tax assets against current tax liabilities and it is also uncertain as to what current tax assets may be set off against current tax liabilities and in what periods.

Movement in temporary differences during the year

	Balance January 1, 2025	Recognised in income	Recognised in discontinued operations	Balance December 31, 2025
	US$’000	US$’000	US$’000	US$’000
Property, plant and equipment	224	377	-	601
Intangible assets	(3,001)	(1,139)	-	(4,140)
Inventories	776	(97)	-	679
Provisions	1,414	10	-	1,424
Tax value of loss carry-forwards	1,026	(1)	-	1,025
Other items	(1,447)	1,115	-	(332)

	(1,008)	265	-	(743)

	Balance January 1, 2024	Recognised in income	Recognised in discontinued operations	Balance December 31, 2024
	US$’000	US$’000	US$’000	US$’000
Property, plant and equipment	168	56	-	224
Intangible assets	(931)	(2,070)	-	(3,001)
Inventories	105	671	-	776
Provisions	558	856	-	1,414
Tax value of loss carry-forwards	1,030	(4)	-	1,026
Other items	(1,255)	(192)	-	(1,447)

	(325)	(683)	-	(1,008)

Unrecognised deferred tax assets

Deferred tax assets have not been recognised by the Group in respect of the following items, which have not been tax effected:

	December 31, 2025	December 31, 2024
	US$’000	US$’000
Capital losses	8,293	8,293
Net operating losses	181,136	180,810
US alternative minimum tax credits	1,791	1,791
Other temporary timing differences	19,246	19,246

	210,466	210,140